Cover	Mar. 21, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 21, 2024
Entity Registrant Name	LENZ THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40532
Entity Tax Identification Number	84-4867570
Entity Address, Address Line One	445 Marine View Ave., Ste. #320
Entity Address, City or Town	Del Mar
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92014
City Area Code	(858)
Local Phone Number	925-7000
Entity Information, Former Legal or Registered Name	Graphite Bio, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	LENZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001815776
Current Fiscal Year End Date	--12-31
Former Address
Document Information [Line Items]
Entity Address, Address Line One	611 Gateway Blvd., Suite 120
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080